Notes Payable	3 Months Ended
Mar. 31, 2013
Debt Disclosure [Abstract]
Notes Payable

Note 5 – Notes Payable

	March 31, 2013	December 31, 2012
In October 2010, a third party loaned the Company $50,000 under a demand note bearing zero interest.	$50,000	$50,000

In March 2011, a third party loaned the Company $11,500 under a demand note bearing interest from 8-10% per year. This note was acquired in the merger.	11,500	-

In December 2011, third parties loaned the Company $5,600 under demand notes bearing a 10% late fee. This note was acquired in the merger.	5,600	-

In February 2013, the Company executed a promissory note in the principal amount of $50,000.	50,000	-

	$117,100	$50,000